Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Business Combination

Note 5. Business Combination

Acquisition of Taste of BC Aquafarms

On June 24, 2021, the Company consummated the acquisition of TOBC and TOBC became a wholly owned subsidiary of the Company. The acquisition was accounted for as a business combination under the provisions of ASC 805. The aggregate purchase price of CAD$5,000,000 was paid as follows: (i) an aggregate of CAD$1,000,000 in cash to the Sellers; (ii) promissory notes in the aggregate principal amount of CAD$200,000 to the Sellers; (iii) 987,741 shares of the Company’s common stock (representing CAD$2,800,000 of shares based on USD$2.30 per share) with each Seller receiving their pro rata portion based on their ownership; and an aggregate of 344,957 shares of the Company’s common stock (representing CAD$1,000,000 additional shares calculated at USD$2.30 per share) were issued on August 3, 2021 and put in escrow until June 24, 2023. If, within 24 months of the closing, TOBC has cumulative revenue of at least CAD$1,300,000, the Sellers will receive all of the escrowed shares. If, as of the 24-month anniversary of the closing, TOBC has cumulative revenue of less than CAD$1,300,000, the Sellers will receive a prorated number of the escrowed shares based on the actual cumulative revenue of TOBC as of such date.

The transaction costs incurred in connection with the acquisition of TOBC amounted to $31,000.

Fair Value of Consideration Transferred and Recording of Assets Acquired

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired, and liabilities assumed. The business combination accounting is not yet complete and the amounts assigned to assets acquired and liabilities assumed are provisional. Therefore, this may result in future adjustments to the provisional amounts as information is obtained about facts and circumstances that existed at the acquisition date.

Consideration Paid:
Cash and cash equivalents	$814,000
Common stock, 987,741 shares of BSFC common stock	2,271,804
Promissory notes to Sellers	162,400
Contingent consideration - Common stock, 344,957 shares of BSFC common stock in escrow	793,400
Fair value of total consideration	$4,041,604

Purchase Price Allocation:
Tangible assets acquired	$2,157,506
Trademarks	406,150
Customer relationships	1,454,017
Non-compete agreements	97,476
Goodwill	479,277
Liabilities assumed	(552,822)
Fair market value of net assets acquired	$4,041,604

In determining the fair value of the common stock issued, the Company considered the value of the stock as estimated by the Company at the time of closing. The value of USD$2.30 per share of common stock, as provided in the Purchase Agreement, was calculated based on the volume weighted average price of a share of the Company’s common stock on the OTC Markets for the period commencing on April 28, 2020, the date the Company’s common stock started trading on the OTC Markets, through the closing of the acquisition on June 24, 2021.

Liabilities assumed included three mortgage loans of approximately CAD$490,000 which were paid off by the Company on July 9, 2021. The Company has one commercial loan outstanding for CAD$60,000 which is due on December 31, 2025.

Unaudited Pro Forma Information

The following unaudited pro forma information assumes the business acquisition occurred on January 1, 2020. For all of the business acquisitions, depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs.

	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Revenue	$4,936,796	$7,535,578
Net loss attributable to common shareholders	$(767,791)	$(4,368,367)
Basic and diluted loss per share	$(0.04)	$(0.25)

The information included in the pro forma amounts is derived from historical information obtained from the Sellers of the business.

Note 7. Business Combination

Merger with Coastal Pride Seafood, LLC

On November 26, 2019, the Company completed its merger with Coastal Pride Company, Inc. Under the terms of the Agreement and Plan of Merger and Reorganization, the Company paid $3.7 million in consideration including approximately $394,600 in cash, the issuance of $2.59 million of its common stock, the issuance of a $500,000 4% unsecured promissory note and $210,000 4% unsecured convertible promissory notes in exchange for all of the equity of Coastal Pride Company, Inc. The 1,295,000 shares of the Company’s common stock issued are subject to leak out agreements whereby the shareholders are unable to sell or transfer the stock for a period of one year and are permitted to transfer or sell up to 25% in each successive six-month period thereafter.

The transaction costs associated with this merger were $175,400 in investment banking fees paid via 87,700 shares of the common stock, $110,176 in legal fees paid in $49,535 in cash and 30,321 shares of common stock. The common stock for these transaction costs were issued subsequent to December 31, 2019.

Fair Value of Consideration Transferred and Recording of Assets Acquired

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired, and liabilities assumed including an amount for goodwill:

Consideration Paid:
Cash and cash equivalents	$394,622
Common stock, 1,295,000 shares of BSFC common stock	2,590,000
4% Unsecured promissory note	500,000
4% Unsecured, Convertible promissory note payable to seller	210,000
Fair value of total consideration	$3,694,622

Recognized amount of identifiable assets acquired and liabilities assumed:
Financial assets:
Cash and cash equivalents	$133,956
Accounts receivables	1,141,658
Inventory	1,562,973
Inventory Step Up	105,000
Prepaid and other assets	134,254
Right of Use Assets	100,640
Property and equipment	9,713
Identifiable intangible assets:
Trademarks	850,000
Customer Relationships	1,250,000
Non-Compete Agreements	40,000
Financial liabilities:
Accounts payable and accrued liabilities	(816,435)
Right of Use Liability	(100,640)
Working Capital Line of Credit	(1,161,892)
Total identifiable net assets	3,249,227
Goodwill	445,395
Total net value of assets assumed	$3,694,622

In determining the fair value of the common stock issued, the Company considered the value of the stock as estimated at the time of closing. Given that the stock was not trading at the time of closing, the Company utilized its sale of common stock from November 2018 to November, 2019 of approximately $1,000,000 in the aggregate with a valuation of $2.00 shares of common stock.

Inventory was assessed at the time of closing as to its fair value and it was determined that a step-up analysis was necessary in order to evaluate the fair value of the inventory at the time of closing. The step up represents the net profit that would be attained when the inventory is sold. The key assumptions used in this analysis is a gross margin of 11.6% and selling costs of 4.4%, The analysis resulted in a necessary step up of $105,000 at the time of closing.

Goodwill represents the future economic benefit arising from other assets acquired that could not be individually identified and separately recognized. The goodwill arising from the acquisition is attributable to the value of the potential expanded market opportunity with new customers. The goodwill is not expected to be deductible for tax purposes.

Pro Forma Information

The following is the unaudited pro forma information assuming all business acquisitions occurred on January 1, 2019. For all of the business acquisitions depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs.

For the year ended December 31, 2019
Revenue	$33,057,338
Net Loss	$(5,048,290)
Basic and Diluted Loss per Share	$(0.31)
Basic and Diluted Weighted Average Common Shares Outstanding	16,201,766

The information included in the pro forma amounts is derived from historical information obtained from the sellers of the businesses. The pro forma amounts above for basic and diluted weighted average shares outstanding have been adjusted to include the stock issued in connection with the acquisition of Coastal Pride.